Employee Benefit Plans - Schedule of Assumptions to Estimate Fair Value of PRSUs on Weighted Average Basis (Details) - PRSUs	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.70%
Risk-free interest rate	0.50%
Dividend yield	0.00%